Income Taxes - Composition of income tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Composition of income tax
Current income tax expense		¥ 22,978	¥ 15,079	¥ 3,963
Deferred taxation	$ (443)	(3,085)	(252)	(54)
Total	$ 2,857	¥ 19,893	¥ 14,827	¥ 3,909